Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables

(12) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,2011		December 31,2010
	RMB	US$	RMB
Other payables	5,798	921	13,570
VAT payable and other taxes payable	-	-	7,422
	5,798	921	20,993